Sale of US players and related assets	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Sale of US players and related assets

Effective October 12, 2006, the Company, in response to the United States Unlawful Internet Gambling Enforcement Act, sold its United States players and related assets for $1,200,050, payable by the arms-length purchaser at a variable rate over the subsequent months. There is no set period for repayment and it is interest free. The Company has fully provided for the outstanding amount due. The Company will recognize the profit from the sale of these assets as and when payment is received. During the quarter ended September 30, 2011, the Company collected $nil (September 30, 2010 - $nil) in payment for these assets.

During the year ended December 31, 2010, the Company was advised that the purchaser had ceased operations and is in the process of winding up the company. Therefore the Company has determined that $658,286 will never be recovered.

Amount
Balance remaining December 31, 2009	$774,550

Payments received	(5,000)

Amount deemed irrecoverable and removed from accounts receivable	(658,286)

Balance remaining December 31, 2010	$111,264

Payments received	—

Balance remaining September 30, 2011	$111,264

The amount has been fully provided for as part of allowance for doubtful accounts.